Lifestyle Growth Portfolio Annual Fund Operating Expenses - Lifestyle Growth Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2028
Series I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%	[1]
Distribution and Service (12b-1) Fees	0.05%
Other Expenses (as a percentage of Assets):	0.03%
Acquired Fund Fees and Expenses	0.58%	[1],[2]
Expenses (as a percentage of Assets)	0.96%	[3]
Fee Waiver or Reimbursement	(0.15%)	[4]
Net Expenses (as a percentage of Assets)	0.81%
Series II
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.03%
Acquired Fund Fees and Expenses	0.58%	[1],[2]
Expenses (as a percentage of Assets)	1.16%	[3]
Fee Waiver or Reimbursement	(0.15%)	[4]
Net Expenses (as a percentage of Assets)	1.01%
NAV
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.03%
Acquired Fund Fees and Expenses	0.58%	[1],[2]
Expenses (as a percentage of Assets)	0.91%	[3]
Fee Waiver or Reimbursement	(0.15%)	[4]
Net Expenses (as a percentage of Assets)	0.76%

[1]	Expense information has been restated to reflect new underlying investment options and asset classes, effective as of July 1, 2026.
[2]	“Acquired fund fees and expenses” are based on indirect net expenses associated with the fund’s investments in underlying investment companies.
[3]	The “Total annual fund operating expenses” shown may not correlate to the fund’s ratios of expenses to average daily net assets shown in the “Financial highlights” section of the fund’s prospectus, which does not include “Acquired fund fees and expenses.”
[4]	The Adviser contractually agrees to waive its advisory fee for each Lifestyle Portfolio so that the aggregate advisory fee retained by the Adviser with respect to both the Lifestyle Portfolio and its underlying investments (after payment of subadvisory fees) does not exceed 0.50% of the Lifestyle Portfolios’ first $7.5 billion of average daily net assets and 0.49% of the Lifestyle Portfolios’ average daily net assets in excess of $7.5 billion. The expense limitation agreement expires on April 30, 2028unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.